Investments in associates and joint ventures (Details Narrative) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Reduction in the value	$ 8,177	$ 6,468
BHSA [Member]
Statement [Line Items]
Investmen values	$ 107,850	$ 95,394
Treasury stock	22.5
Market Price	$ 419.11
Stake into company percent	62.28%
Description of assumptions for future business cash flows		discount rate used to discount actual dividend flows was 19.60% in 2024 and 18.51% in 2023
% ownership interest	29.89%	29.91%